Life insurance assets and life insurance liabilities - Assets (Details) - AUD ($) $ in Millions		Sep. 30, 2019	Sep. 30, 2018
Disclosure of life insurance assets
Life insurance assets	[1]	$ 9,367	$ 9,450
Unit trusts
Disclosure of life insurance assets
Life insurance assets		6,764	6,545
Equity securities
Disclosure of life insurance assets
Life insurance assets		989	1,223
Debt securities
Disclosure of life insurance assets
Life insurance assets		1,589	1,622
Loans and other assets
Disclosure of life insurance assets
Life insurance assets		25	60
Parent Entity
Disclosure of life insurance assets
Life insurance assets	[1]

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.